<SEQUENCE>1
<FILENAME>

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        August 13, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       50
                                        ------------------
Form 13F Information Table Value Total:      35,134
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Column 1                   Column 2 Column 3  Column 4 Column 5           Column 6 Column 7 Column 8
      Name of Issuer       Title of   Cusip     Value   SHARES/ SH/PRNPUT/ INVSTMT   OTHER   VOTING   AUTH
                             Class             (X$1000) PRN AMT       CALL DSCRETN MANAGERS   SOLE   SHAREDNONE
3M Company                 COM      88579Y101       240      400  SH      SOLE                    400
ATP Oil & Gas              COM      00208J108     2,572   369680  SH      SOLE                 369680
Abbott Laboratories        COM      002824100     3,380    71865  SH      SOLE                  71865
Apple Computer Inc.        COM      037833100        28      200  SH      SOLE                    200
Atwood Oceanics            COM      050095108     2,369    95120  SH      SOLE                  95120
BP PLC ADS                 COM      055622104       200     4211  SH      SOLE                   4211
Becton Dickinson           COM      075887109     1,332    18680  SH      SOLE                  18680
Bristol-Myers Squibb       COM       110122108       64     3200  SH      SOLE                   3200
Burlington North SF        COM      12189T104         9      123  SH      SOLE                    123
Chevron Corp               COM       166764100    1,174    17722  SH      SOLE                  17722
Clorox Company             COM       189054109      122     2200  SH      SOLE                   2200
Coca-Cola Company          COM       191216100       70     1465  SH      SOLE                   1465
DuPont de Nemour           COM       263534109      118     4628  SH      SOLE                   4628
Eli Lilly                  COM       532457108      253     7320  SH      SOLE                   7320
Energizer Holdings I       COM      29266R108        10      200  SH      SOLE                    200
Exxon Mobil Corporati      COM      30231G102     1,084    15518  SH      SOLE                  15518
Flowserve Corp             COM      34354P105     1,627    23320  SH      SOLE                  23320
General Electric Co        COM       369604103      130    11101  SH      SOLE                  11101
Genzyme Corp.              COM       372917104    2,754    49484  SH      SOLE                  49484
HCP Inc Com                COM      40414L109        16      780  SH      SOLE                    780
Hershey Foods Corp.        COM       427866108       36     1000  SH      SOLE                   1000
IBM Corp                   COM       459200101       46      450  SH      SOLE                    450
Ion Geophysical Corp.      COM       462044108      527   205100  SH      SOLE                 205100
JPMorgan Chase & Co        COM      46625H100        85     2500  SH      SOLE                   2500
Johnson & Johnson          COM       478160104    1,019    17956  SH      SOLE                  17956
Kimberly-Clark Corp.       COM       494368103       91     1750  SH      SOLE                   1750
Manulife Financial Co      COM      56501R106        27     1600  SH      SOLE                   1600
McDonalds Corporatio       COM       580135101        9      170  SH      SOLE                    170
Medtronic Inc.             COM       585055106       41     1200  SH      SOLE                   1200
Merck & Co. Inc.           COM       589331107      428    15318  SH      SOLE                  15318
Microsoft Corporation      COM       594918104    1,886    79370  SH      SOLE                  79370
Netflix, Inc.              COM      64110L106         4      100  SH      SOLE                    100
Noble Corp                 COM      h5833n103     1,218    40280  SH      SOLE                  40280
Occidental Petroleum       COM       674599105       19      300  SH      SOLE                    300
Orchard Enterprises        COM      25388x205         4     2054  SH      SOLE                   2054
PT Ultrashort S&P 500      COM      74347R883     4,875    88110  SH      SOLE                  88110
Parexel Intl Corp          COM       699462107    1,832   127435  SH      SOLE                 127435
Pfizer Inc.                COM       717081103        9      620  SH      SOLE                    620
Procter & Gamble Co.       COM       742718109    1,653    32350  SH      SOLE                  32350
Questar                    COM       748356102      260     8380  SH      SOLE                   8380
SPDR Gold Trust            COM      78463V107     1,649    18090  SH      SOLE                  18090
Schering-Plough Corp.      COM       806605101       35     1400  SH      SOLE                   1400
T Rowe Price Group Inc     COM      74144T108       222     5332  SH      SOLE                   5332
Ultra Short Leh 20 yr      COM      74347R297        10      200  SH      SOLE                    200
Ultra Short Real Estate    COM      74347R552         9      500  SH      SOLE                    500
Unitedhealth Group, Inc.   COM      91324p102        42     1700  SH      SOLE                   1700
Vodafone Group PLC         COM      92857W209        55     2827  SH      SOLE                   2827
Wal-Mart Stores Inc.       COM       931142103       16      340  SH      SOLE                    340
Wyeth                      COM       983024100      142     3133  SH      SOLE                   3133
XTO Energy Inc             COM      98385X106     1,333    34968  SH      SOLE                  34968